SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Narrative (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Jul. 26, 2021	Jun. 30, 2021 USD ($)	Nov. 24, 2020 USD ($)	Feb. 21, 2020 USD ($)	Mar. 10, 2017 USD ($)
Disclosure of subsidiaries [line items]
Issued capital	$ 134,012		$ 134,741		$ 125,937
BFI
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
BFL
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
$500 4.25% Unsecured Notes Due 2026 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 500
Annual Rate	4.25%	4.25%
$550 4.70% Unsecured Notes Due 2047 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 550
Annual Rate	4.70%	4.70%
$350 4.70% Unsecured Notes Due 2047 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 350
Annual Rate	4.70%	4.70%
$650 3.90% Unsecured Notes Due 2028 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 650
Annual Rate	3.90%	3.90%
$1,100 4.85% Unsecured Notes Due 2029 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 1,000
Annual Rate	4.85%	4.85%
$600 4.35% Unsecured Notes Due 2030 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 600
Annual Rate	4.35%	4.35%
$150 4.35% Unsecured Notes Due 2030 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 150
Annual Rate	4.35%	4.35%
$500 3.50% Unsecured Notes Due 2051 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 500
Annual Rate	3.50%	3.50%
$400 4.625% Subordinated Notes Due in 2080 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 400
Annual Rate	4.625%	4.625%
$500 2.724% Unsecured Notes Due 2031 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 500
Annual Rate	2.724%	2.724%
$250 3.50% Subordinated Notes Due in 2051 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 250
Annual Rate	3.50%	3.50%
$400 3.90% Unsecured Notes Due 2028 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 400
Annual Rate	3.90%	3.90%
$400 3.625% Unsecured Notes Due 2052 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 400
Annual Rate	3.625%	3.625%
$600 2.34% Senior Notes Due 2032 | Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Corporate borrowings						$ 600
Annual Rate				2.34%
$750 4.00% Unsecured Notes Due 2024 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings								$ 750
Annual Rate								4.00%
$600 3.45% Unsecured Notes Due 2050 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings							$ 600
Annual Rate							3.45%
Perpetual Preferred Shares | Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Corporate borrowings						$ 230
Annual Rate						4.50%
Preferred shares | BIC
Disclosure of subsidiaries [line items]
Issued capital		$ 37